EARNINGS PER SHARE - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Dilutive effect of share units on number of ordinary shares (in shares)	1,790,235	2,284,607